STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Nov. 01, 2024	Oct. 10, 2024	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized	295,000,000	295,000,000			295,000,000	295,000,000
Common stock, par value	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares, issued	27,657,679	27,945,130	27,657,679		27,655,560	27,655,560
Common stock, shares, outstanding	27,657,679	27,945,130	27,657,679		27,655,560	27,655,560
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred shares issued, shares	0	0
Reverse stock split, shares	2,119
Common Stock [Member]
Class of Stock [Line Items]
Shares issued upon conversion	10,000,000	10,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000
Preferred stock, par value	$ 0.001
Preferred shares issued, shares						500,000
Preferred stock, shares outstanding	0	150				500,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000					500,000
Preferred stock, par value	$ 0.001					$ 0.001
Preferred shares issued, shares	0	500,000				500,000
Preferred stock, shares outstanding	0	500,000				500,000